Revenue - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Accrued rebates	$ 30,362	$ 22,733	$ 19,700
Contra trade receivable	$ 2,300	$ 2,100	$ 2,100